Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract] [Standard Label]
Schedule of property, plant and equipment
	As of March 31,
	2023	2022

Machinery	$775,503	$819,807
Vehicles	236,268	203,917
Electric equipment	151,445	164,066
Office equipment	80,839	83,546
Leasehold improvement	1,641,060	1,777,820
Total property plant and equipment, at cost	2,885,115	3,049,156
Less: accumulated depreciation	(1,922,901)	(1,821,345)
Total property, plant and equipment, net	$962,214	$1,227,811